Earnings / (loss) per share - Summary of Earning Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares
Earnings per share [line items]
Loss attributable to equity holders of the parent	₨ (4,817)	$ (59)	₨ (16,077)	₨ (7,818)
Loss attributable to equity holders of Class A and C for basic earnings | $		(57)
Loss attributable to equity holders of Class A and C for diluted earnings	₨ (4,717)	$ (57)	₨ (15,089)	₨ (7,818)
Equity shares, Basic (in INR) | (per share)	₨ (12.32)	$ (0.15)	₨ (40.82)	₨ (19.49)
Equity shares, Diluted (in INR) | (per share)	₨ (12.32)	$ (0.15)	₨ (40.82)	₨ (19.49)
Weighted average number of equity shares in calculating basic EPS
Weighted average number of equity shares in calculating basic EPS	382,531,025	382,531,025	369,650,313	401,122,836
Class B Share
Earnings per share [line items]
Add: Loss attributable to one class share	₨ 56	$ 1	₨ 551
Class D Share
Earnings per share [line items]
Add: Loss attributable to one class share	₨ 44	$ 1	₨ 437
Class A Shares
Earnings per share [line items]
Equity shares, Basic (in INR) | (per share)	₨ (12.32)	$ (0.15)	₨ (40.82)
Equity shares, Diluted (in INR) | (per share)	₨ (12.32)	$ (0.15)
Weighted average number of equity shares in calculating basic EPS
Weighted average number of equity shares in calculating basic EPS	264,167,259	264,167,259	170,901,108	0
Class C Shares
Earnings per share [line items]
Equity shares, Basic (in INR) | (per share)	₨ (12.32)	$ (0.15)	₨ (40.82)
Equity shares, Diluted (in INR) | (per share)	₨ (12.32)	$ (0.15)	₨ (40.82)
Weighted average number of equity shares in calculating basic EPS
Weighted average number of equity shares in calculating basic EPS	118,363,766	118,363,766	71,666,828	0
RPPL
Weighted average number of equity shares in calculating basic EPS
Weighted average number of equity shares in calculating basic EPS	0	0	127,082,377	401,122,836